Accounts Receivable (Schedule of Trade and Other Receivables) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Accounts Receivable [Abstract]
Subscriber and trade receivables	$ 326	$ 335
Due from related parties [note 28]	1	0
Miscellaneous receivables	15	15
Total accounts receivable before allowance	342	350
Less allowance for doubtful accounts	(74)	(63)
Total accounts receivable	$ 268	$ 287